GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment of Intangible Assets, Including Goodwill, and Tangible Assets, Impairment Test of Property, Plant and Equipment (Details) $ in Millions				6 Months Ended			12 Months Ended
	Oct. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Oct. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016	Dec. 31, 2017 USD ($) cash_generating_unit	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | cash_generating_unit							59
Impairment charge related for property, plant and equipment	$ 156		$ 2,617	$ 160				$ 205	$ 3,753
Property, plant and equipment and biological assets				36,971			$ 36,971	$ 34,831
Europe | Spain
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment									$ 45
ArcelorMittal Liberia | Mining | Liberia
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment			1,363
Discount rate									14.71%	17.80%
Property, plant and equipment and biological assets									$ 25
ArcelorMittal South Africa Ltd. (AMSA)
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment							206
ArcelorMittal Zaragoza | Europe
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment		$ 49
Sestao facility | Europe | Spain
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment									335
Georgetown facility | NAFTA | United States
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment									19
Vereeniging meltshop | ACIS | South Africa
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment									27
Long Carbon facilities | NAFTA | United States
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment									231
ArcelorMittal Downstream Solutions | Europe
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment									18
ArcelorMittal Point Lisas | Brazil
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment									176
Indiana Harbor East and West | NAFTA | United States
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment									$ 276
Vanderbijlpark Facility | ACIS | South Africa
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment	$ 125			$ 86
Discount rate				15.23%				14.97%	14.71%
Property, plant and equipment and biological assets				$ 296			296	$ 330
Long Steel Products | ACIS | South Africa
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment				$ 33	$ 46
Discount rate				15.24%	17.12%	16.63%		15.22%
Property, plant and equipment and biological assets				$ 306	$ 325		$ 306
ArcelorMittal Princeton | Mining | United States
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment			590
Discount rate									8.50%	11.00%
Property, plant and equipment and biological assets									$ 4
Las Truchas Mines | Mining | Mexico
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment			220
Discount rate									10.96%	12.26%
Property, plant and equipment and biological assets									$ 0
ArcelorMittal Serra Azul | Mining | Brazil
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment			176
Discount rate									9.90%	14.56%
Property, plant and equipment and biological assets									$ 0
Volcan Mine | Mining | Mexico
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment			10
Discount rate									10.25%	9.42%
Property, plant and equipment and biological assets									$ 0
Saldanha facility | ACIS | South Africa
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment			$ 258		$ 46
Discount rate									14.18%	11.90%
Property, plant and equipment and biological assets									$ 64